Significant accounting policies and changes (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Sfd? Related Costs		$ 1,111,070	$ 2,653,055
Interest (income) Expense	$ 37,955	(14,062)	(28,959)
Foreign Exchange Loss (gain)	8,597	(64,432)	177,736
Net Income (loss)	$ (3,123,799)	(6,028,228)	3,794,709
Deficit			77,850,486
Adjustments
Sfd? Related Costs		19,483	41,969
Interest (income) Expense		(2,527)	(8,275)
Foreign Exchange Loss (gain)		11,597	(55,495)
Net Income (loss)		(28,553)	21,801
Deficit			(84,069)
As Previously Reported
Sfd? Related Costs		1,091,587	2,611,086
Interest (income) Expense		(11,535)	(20,684)
Foreign Exchange Loss (gain)		(76,029)	233,231
Net Income (loss)		$ (5,999,675)	3,772,908
Deficit			$ 77,934,555